Property, Plant and Equipment	6 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of March 31, 2022 and September 30, 2021 consisted of the following:

	March 31, 2022	September 30, 2021
Buildings	$5,281,122	$5,195,800
Machinery and equipment	8,952,793	8,737,421
Transportation vehicles	1,096,912	1,079,190
Office equipment	693,419	682,216
Construction in progress (“CIP”)	110,743	-
Total property plant and equipment, at cost	16,134,989	15,694,627
Less: accumulated depreciation	(9,033,890)	(8,485,922)
Property, plant and equipment, net	$7,101,099	$7,208,705

Depreciation expense was $406,686 and $344,842 for the six months  ended March 31, 2022 and 2021, respectively. The Company had no impairment and disposal of property, plant and equipment for the six months ended March 31, 2022.

As of March 31, 2022 and September 30, 2021, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 10.